Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Feb. 01, 2014
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:
Trading Symbol	SSIBX
SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX
SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX
SunAmerica Japan Fund | Class C
Risk/Return:
Trading Symbol	SAJCX